UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 97.4%
Australia — 3.8%
Australia & New Zealand Banking Group Ltd.	110,357	$2,631,849
Australian Pharmaceutical Industries Ltd.	200,911	233,393
BHP Billiton Ltd.	93,895	1,812,873
Commonwealth Bank of Australia	2,379	151,910
CSL Ltd.	8,869	640,717
Evolution Mining Ltd.	1,294,552	942,096
Federation Centres, REIT	768,692	1,682,336
Independence Group NL	197,606	543,835
JB Hi-Fi Ltd.(a)	71,918	1,013,389
Macquarie Group Ltd.	31,732	1,899,265
Primary Health Care Ltd.	33,900	113,821
Telstra Corp. Ltd.	32,068	151,845

		11,817,329

Austria — 0.5%
ANDRITZ AG	28,886	1,611,067

Belgium — 0.8%
Anheuser-Busch InBev NV	1,218	145,529
KBC Groep NV	28,178	1,964,860
Melexis NV	6,237	333,679

		2,444,068

Brazil — 0.9%
Ambev SA	31,200	176,323
Equatorial Energia SA	93,600	956,789
JBS SA	350,800	1,567,558

		2,700,670

Canada — 5.4%
Bank of Nova Scotia (The)	53,300	2,615,993
BCE, Inc.	3,800	156,405
Canadian Imperial Bank of Commerce	6,900	493,080
Canadian Natural Resources Ltd.	25,100	612,602
Canfor Pulp Products, Inc.	23,200	222,093
Enbridge, Inc.	47,000	2,048,759
Genworth MI Canada, Inc.	41,300	977,356
Great Canadian Gaming Corp.*	46,000	777,658
Metro, Inc.	65,400	1,779,704
National Bank of Canada	50,600	1,769,656
Royal Bank of Canada	51,600	3,008,767
Suncor Energy, Inc.	73,800	2,078,826
Toronto-Dominion Bank (The)	6,400	258,231

		16,799,130

China — 4.3%
Anhui Expressway Co. Ltd. (Class H Stock)	228,000	197,699
Bank of Chongqing Co. Ltd. (Class H Stock)	343,500	303,225
Bank of Communications Co. Ltd. (Class H Stock)	944,000	829,736
Beijing Capital Land Ltd. (Class H Stock)	662,000	318,049
China Construction Bank Corp. (Class H Stock)	1,266,000	1,032,760
China Everbright Bank Co. Ltd. (Class H Stock)	2,952,000	1,643,895
China Lesso Group Holdings Ltd.	1,328,000	1,040,718
China Lilang Ltd.	388,000	418,408
China Lumena New Materials Corp.*(b)	5,060,000	6,527
China Merchants Bank Co. Ltd. (Class H Stock)	72,000	185,989
China Power International Development Ltd.	173,000	122,468

China Telecom Corp. Ltd. (Class H Shares)	1,154,000	645,359
China Unicom Hong Kong Ltd.	1,158,000	1,625,246
Fufeng Group Ltd.	1,605,000	970,996
Huaneng Power International, Inc. (Class H Stock)	960,000	1,163,330
Jiangnan Group Ltd.	2,214,000	570,380
Kaisa Group Holdings Ltd.*	1,496,000	—
KWG Property Holding Ltd.	1,332,000	998,519
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	88,000	506,401
Powerlong Real Estate Holdings Ltd.	1,855,000	351,364
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	80,900	191,598
Tencent Holdings Ltd.	7,700	143,456
Universal Health International Group Holding Ltd.	242,000	103,303
Zhejiang Expressway Co. Ltd. (Class H Stock)	100,000	115,084

		13,484,510

Denmark — 2.2%
A.P. Moeller - Maersk A/S (Class A Stock)	622	1,028,063
A.P. Moeller - Maersk A/S (Class B Stock)	374	637,142
Novo Nordisk A/S (Class B Stock)	60,879	3,592,864
Vestas Wind Systems A/S	32,654	1,783,810

		7,041,879

Faroe Islands — 0.1%
Bakkafrost P/F	12,240	371,568

Finland — 0.6%
Fortum OYJ	15,977	280,535
Sampo OYJ (Class A Stock)	30,696	1,518,859

		1,799,394

France — 6.1%
Airbus Group SE	34,011	2,414,283
AXA SA	99,025	2,607,844
Cap Gemini SA	20,678	1,975,396
Cie Generale des Etablissements Michelin	5,234	512,349
Electricite de France SA	36,842	876,758
LVMH Moet Hennessy Louis Vuitton SE	8,094	1,514,055
Peugeot SA*	92,076	1,841,863
Publicis Groupe SA	11,614	878,335
Renault SA	4,395	404,593
Safran SA	10,843	820,931
Sanofi	14,987	1,615,464
Total SA	74,216	3,662,033

		19,123,904

Germany — 5.9%
Allianz SE	17,794	2,914,879
BASF SE	28,802	2,488,912
Bayer AG	12,506	1,846,841
Continental AG	8,506	1,901,626
Daimler AG	36,864	3,297,698
Deutsche Beteiligungs AG	5,341	172,248
Hannover Rueck SE	17,470	1,854,714
K+S AG	53,414	2,191,582
ProSiebenSat.1 Media SE	2,558	130,773
TUI AG	7,981	137,094
Volkswagen AG	7,984	1,614,886

		18,551,253

Greece — 0.1%
Aegean Airlines SA	21,322	138,416
Metka SA	26,693	212,271

		350,687

Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	63,500	255,768
Cathay Pacific Airways Ltd.	673,000	1,590,693
Cheung Kong Infrastructure Holdings Ltd.	17,000	147,826
Galaxy Entertainment Group Ltd.	402	1,849
Henderson Land Development Co. Ltd.	54,000	356,309
Hysan Development Co. Ltd.	223,000	954,519
Kingboard Chemical Holdings Ltd.	198,500	332,760
Kingboard Laminates Holdings Ltd.	387,000	170,094
Link REIT (The)	334,500	1,966,548
Orient Overseas International Ltd.	75,500	372,532
Power Assets Holdings Ltd.	21,500	202,518
Shun Tak Holdings Ltd.	1,110,000	609,090
TCC International Holdings Ltd.	1,056,000	270,864
Wheelock & Co. Ltd.	183,000	946,870

		8,178,240

Hungary — 0.1%
Magyar Telekom Telecommunications PLC*	197,287	286,336

India — 0.5%
Infosys Ltd., ADR	26,400	446,424
Reliance Industries Ltd., GDR, 144A	24,602	766,352
Reliance Infrastructure Ltd., GDR	10,756	208,667

		1,421,443

Indonesia — 0.3%
United Tractors Tbk PT	697,100	1,039,844

Ireland — 0.5%
Ryanair Holdings PLC, ADR	4,100	303,851
Shire PLC	14,511	1,289,969

		1,593,820

Israel — 1.5%
Bank Hapoalim BM	312,876	1,739,609
Teva Pharmaceutical Industries Ltd.	44,325	3,041,140

		4,780,749

Italy — 1.1%
Eni SpA	55,262	967,119
Luxottica Group SpA	12,110	878,178
Telecom Italia SpA*	1,172,655	1,553,892

		3,399,189

Japan — 17.0%
Alps Electric Co. Ltd.	25,100	791,128
FANUC Corp.	13,100	2,184,902
Fast Retailing Co. Ltd.	1,700	840,985
Fuji Heavy Industries Ltd.	61,300	2,264,883
FUJIFILM Holdings Corp.	45,800	1,816,370
GungHo Online Entertainment, Inc.(a)	218,100	723,773
ITOCHU Corp.	158,000	1,934,211
Japan Airlines Co. Ltd.	13,900	524,434
Japan Tobacco, Inc.	64,200	2,492,029
Kawasaki Heavy Industries Ltd.	233,000	1,021,228
KDDI Corp.	117,300	2,977,786

Keyence Corp.	3,600	1,813,449
Kyocera Corp.	4,900	252,299
Medipal Holdings Corp.	42,500	756,711
Mitsubishi Electric Corp.	178,000	1,911,763
Mitsubishi Materials Corp.	458,000	1,657,992
Mitsubishi UFJ Financial Group, Inc.	517,900	3,768,804
Mizuho Financial Group, Inc.	1,340,600	2,923,193
Murata Manufacturing Co. Ltd.	16,800	2,488,961
NHK Spring Co. Ltd.	41,000	434,273
Nippon Telegraph & Telephone Corp.	71,684	2,760,747
Nitto Denko Corp.	2,700	204,344
NOK Corp.	5,000	146,456
NSK Ltd.	108,000	1,393,678
ORIX Corp.	27,100	404,756
Otsuka Holdings Co. Ltd.	65,300	2,344,596
Panasonic Corp.	180,600	2,110,194
Resona Holdings, Inc.	98,200	539,877
Shimano, Inc.	1,300	180,223
Sojitz Corp.	460,500	1,062,490
Sony Corp.*	39,567	1,121,583
Sumitomo Mitsui Financial Group, Inc.	70,700	3,188,147
Taisei Corp.	22,000	129,283
Tokyo Electron Ltd.	2,132	117,699
Toyota Motor Corp.	54,333	3,618,023
West Japan Railway Co.	4,100	294,242

		53,195,512

Malaysia — 0.9%
Cahya Mata Sarawak Bhd	369,100	562,121
Carlsberg Brewery Malaysia Bhd	70,500	230,516
IGB Real Estate Investment Trust	495,600	174,940
Sunway Bhd	414,200	375,807
Sunway Construction Group Bhd*	36,160	11,157
Top Glove Corp. Bhd	105,600	210,399
YTL Corp. Bhd	1,317,300	544,211
YTL Power International Bhd	2,066,500	848,384

		2,957,535

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	755,000	1,830,275

Netherlands — 2.1%
ING Groep NV, CVA	157,555	2,679,559
Royal Dutch Shell PLC (Class A Stock)	101,532	2,910,241
Royal Dutch Shell PLC (Class B Stock)	37,682	1,091,082

		6,680,882

New Zealand — 0.4%
Air New Zealand Ltd.	564,911	983,959
Auckland International Airport Ltd.	102,167	364,676

		1,348,635

Norway — 1.3%
DNB ASA	118,042	1,924,373
Salmar ASA	22,822	360,886
Statoil ASA	7,133	120,253
Yara International ASA	33,775	1,680,448

		4,085,960

Poland — 1.1%
Asseco Poland SA	13,006	198,593
PGE Polska Grupa Energetyczna SA	329,113	1,546,190

Polskie Gornictwo Naftowe i Gazownictwo SA	590,244	983,645
Powszechny Zaklad Ubezpieczen SA	6,514	745,239

		3,473,667

Portugal — 0.3%
Sonae SGPS SA	623,289	864,091

Russia — 0.7%
Gazprom OAO, ADR	141,081	656,027
Lukoil OAO, ADR	14,482	599,555
Magnit PJSC, GDR, RegS	4,245	230,291
MMC Norilsk Nickel PJSC, ADR	7,332	113,353
NOVATEK OAO, GDR, RegS	1,343	133,964
Rosneft OAO, GDR, RegS	68,985	266,282
Surgutneftegas OAO, ADR	23,126	130,662

		2,130,134

Singapore — 0.9%
Mapletree Greater China Commercial Trust, REIT	1,502,500	1,073,388
Wilmar International Ltd.	715,500	1,668,460

		2,741,848

South Africa — 2.1%
AVI Ltd.	160,216	1,009,870
FirstRand Ltd.	456,842	1,973,580
Growthpoint Properties Ltd., REIT	741,581	1,622,810
Hyprop Investments Ltd., REIT	13,039	133,603
Mondi PLC	73,275	1,758,977

		6,498,840

South Korea — 4.0%
Hyundai Steel Co.	26,987	1,347,205
Kangwon Land, Inc.	48,350	1,766,034
Korea Electric Power Corp.	37,483	1,620,725
KT Corp.*	49,466	1,292,502
KT&G Corp.	24,378	2,291,655
LG Display Co. Ltd.	6,216	117,494
Samsung Electronics Co. Ltd.	644	653,375
Seah Besteel Corp.	5,013	142,089
SK Hynix, Inc.	48,445	1,529,912
Woori Bank	208,610	1,702,976

		12,463,967

Spain — 1.6%
Amadeus IT Holding SA (Class A Stock)	8,093	353,313
Banco Santander SA	364,204	2,518,364
Distribuidora Internacional de Alimentacion SA	80,209	501,994
Ebro Foods SA	32,274	643,724
Industria de Diseno Textil SA	25,392	870,641

		4,888,036

Sweden — 2.2%
Axfood AB	8,616	146,922
Bilia AB (Class A Stock)	8,634	173,549
Investor AB (Class B Stock)	47,348	1,825,436
Skandinaviska Enskilda Banken AB (Class A Stock)	158,574	1,908,988
Svenska Cellulosa AB SCA (Class B Stock)	51,978	1,479,006
Volvo AB	103,156	1,223,528

		6,757,429

Switzerland — 6.0%
Lonza Group AG	8,349	1,210,226
Nestle SA	64,995	4,916,877
Novartis AG	59,007	6,122,815
Roche Holding AG	11,587	3,347,748
Schindler Holding AG	5,297	860,739
Swiss Re AG	24,314	2,187,216

		18,645,621

Taiwan — 3.4%
AU Optronics Corp.	3,632,000	1,167,021
Cathay Financial Holding Co. Ltd.	1,106,000	1,787,618
CTBC Financial Holding Co. Ltd.	2,410,000	1,747,826
Fubon Financial Holding Co. Ltd.	949,000	1,731,376
Innolux Corp.	3,425,000	1,190,723
Mega Financial Holding Co. Ltd.	164,891	140,918
Pegatron Corp.	509,000	1,430,656
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	297,161
Winbond Electronics Corp.*	2,380,000	524,347
Wisdom Marine Lines Co. Ltd.	487,000	566,236

		10,583,882

Thailand — 1.0%
Ananda Development PCL	2,106,500	191,255
AP Thailand PCL	1,475,300	244,872
Bangkok Expressway PCL	474,500	511,590
Jasmine International PCL	7,266,100	1,030,799
PTT PCL	20,100	185,768
Sansiri PCL	6,777,400	330,746
STP & I PCL	1,200,200	507,390
Thanachart Capital PCL	262,600	230,972

		3,233,392

Turkey — 1.0%
Akcansa Cimento AS	48,947	277,056
Cimsa Cimento Sanayi VE Ticaret AS	67,831	386,752
Eregli Demir ve Celik Fabrikalari TAS	828,583	1,240,859
Gubre Fabrikalari TAS	125,103	344,472
Koza Altin Isletmeleri AS	110,183	927,098

		3,176,237

Ukraine — 0.2%
Kernel Holding SA	54,252	628,482

United Arab Emirates — 0.6%
Air Arabia PJSC	1,679,194	732,073
Dubai Islamic Bank PJSC	423,744	863,334
RAK Properties PJSC	1,017,046	181,599

		1,777,006

United Kingdom — 12.7%
3i Group PLC	24,311	209,709
ARM Holdings PLC	55,055	863,763
Ashtead Group PLC	58,914	903,419
AstraZeneca PLC	20,347	1,373,593
Barratt Developments PLC	19,521	193,190
Bellway PLC	30,688	1,153,149
Betfair Group PLC	27,904	1,212,435
BG Group PLC	52,500	893,273
BP PLC	561,600	3,459,297
British American Tobacco PLC	24,891	1,477,925
BT Group PLC	443,735	3,211,303
Centamin PLC	371,519	321,048

Fiat Chrysler Automobiles NV*	15,436	242,813
Galliford Try PLC	41,750	1,155,954
GlaxoSmithKline PLC	144,400	3,138,521
Howden Joinery Group PLC	137,768	1,064,611
HSBC Holdings PLC	263,263	2,377,904
Imperial Tobacco Group PLC	54,720	2,871,509
J. Sainsbury PLC	123,508	510,181
Legal & General Group PLC	531,186	2,160,447
National Grid PLC	60,597	806,467
Phoenix Group Holdings	74,381	989,048
Playtech PLC	78,056	1,103,526
Provident Financial PLC	20,745	960,826
Rightmove PLC	20,754	1,179,241
SABMiller PLC	5,217	273,581
ST Modwen Properties PLC	107,100	796,010
Unilever NV, CVA	65,843	2,949,651
UNITE Group PLC (The)	56,267	554,454
WPP PLC	54,799	1,259,048

		39,665,896

United States
lululemon athletica, Inc.*(a)	48	3,017

TOTAL COMMON STOCKS (cost $281,759,520)		304,425,424

EXCHANGE TRADED FUNDS — 0.7%
United States
iShares MSCI EAFE Index Fund(a)	27,950	1,810,601
iShares MSCI Emerging Markets Index Fund(a)	11,200	415,744

TOTAL EXCHANGE TRADED FUNDS (cost $2,210,139)		2,226,345

PREFERRED STOCKS — 1.3%
Brazil — 1.0%
Banco ABC Brasil SA (PRFC)	75,600	227,642
Cia Energetica de Minas Gerais (PRFC)	513,400	1,404,973
Itau Unibanco Holding SA (PRFC), ADR	1,749	15,181
Telefonica Brasil SA (PRFC)	111,000	1,458,842

		3,106,638

Germany — 0.3%
Volkswagen AG (PRFC)	4,504	903,381

South Korea
Samsung Electronics Co. Ltd. (PRFC)	131	103,049

TOTAL PREFERRED STOCKS (cost $5,986,264)		4,113,068

TOTAL LONG-TERM INVESTMENTS (cost $289,955,923)		310,764,837

SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,034,940; includes $4,069,653 of cash collateral for securities on loan)(c)(d)	5,034,940	5,034,940

TOTAL INVESTMENTS — 101.0% (cost $294,990,863)(e)	315,799,777
Liabilities in excess of other assets — (1.0)%	(3,181,724)

NET ASSETS — 100.0%	$312,618,053

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,936,418; cash collateral of $4,069,653 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$297,505,195

Appreciation	36,751,709
Depreciation	(18,457,127)

Net Unrealized Appreciation	$18,294,582

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,817,329	$—
Austria	—	1,611,067	—
Belgium	—	2,444,068	—
Brazil	2,700,670	—	—
Canada	16,799,130	—	—
China	1,162,594	12,315,389	6,527
Denmark	—	7,041,879	—
Faroe Islands	—	371,568	—
Finland	—	1,799,394	—
France	—	19,123,904	—

Germany	172,248	18,379,005	—
Greece	—	350,687	—
Hong Kong	—	8,178,240	—
Hungary	286,336	—	—
India	1,421,443	—	—
Indonesia	—	1,039,844	—
Ireland	303,851	1,289,969	—
Israel	—	4,780,749	—
Italy	—	3,399,189	—
Japan	—	53,195,512	—
Malaysia	1,316,514	1,641,021	—
Mexico	1,830,275	—	—
Netherlands	—	6,680,882	—
New Zealand	—	1,348,635	—
Norway	—	4,085,960	—
Poland	745,239	2,728,428	—
Portugal	—	864,091	—
Russia	2,130,134	—	—
Singapore	—	2,741,848	—
South Africa	133,603	6,365,237	—
South Korea	2,291,655	10,172,312	—
Spain	—	4,888,036	—
Sweden	—	6,757,429	—
Switzerland	—	18,645,621	—
Taiwan	—	10,583,882	—
Thailand	—	3,233,392	—
Turkey	386,752	2,789,485	—
Ukraine	—	628,482	—
United Arab Emirates	—	1,777,006	—
United Kingdom	554,454	39,111,442	—
United States	3,017	—	—
Exchange Traded Funds
United States	2,226,345	—	—
Preferred Stocks
Brazil	3,106,638	—	—
Germany	—	903,381	—
South Korea	—	103,049	—
Affiliated Money Market Mutual Fund	5,034,940	—	—

Total	$42,605,838	$273,187,412	$6,527

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2015 were as follows:

Banks	14.7%
Pharmaceuticals	8.8
Oil, Gas & Consumable Fuels	7.0
Insurance	5.5
Automobiles	4.6
Diversified Telecommunication Services	4.6
Food Products	3.5
Metals & Mining	3.0
Machinery	3.0
Tobacco	2.9
Electronic Equipment, Instruments & Components	2.8
Chemicals	2.5
Electric Utilities	2.3

Real Estate Investment Trusts (REITs)	2.2
Real Estate Management & Development	2.1
Food & Staples Retailing	2.0
Diversified Financial Services	1.8
Affiliated Money Market Mutual Fund (including 1.3% of collateral for securities on loan)	1.6
Household Durables	1.6
Electrical Equipment	1.4
Airlines	1.3
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	1.2
Trading Companies & Distributors	1.2
Hotels, Restaurants & Leisure	1.2
Semiconductors & Semiconductor Equipment	1.2
Media	1.1
Aerospace & Defense	1.0
Wireless Telecommunication Services	1.0
Auto Components	0.9

Personal Products	0.9
Textiles, Apparel & Luxury Goods	0.9
IT Services	0.8
Marine	0.8
Capital Markets	0.8
Exchange Traded Funds	0.7
Paper & Forest Products	0.7
Software	0.6
Multi-Utilities	0.5
Household Products	0.5
Health Care Providers & Services	0.4
Construction & Engineering	0.4
Independent Power & Renewable Electricity Producers	0.4
Life Sciences Tools & Services	0.4
Industrial Conglomerates	0.4
Beverages	0.4
Transportation Infrastructure	0.3
Building Products	0.3
Thrifts & Mortgage Finance	0.3
Consumer Finance	0.3
Construction Materials	0.3
Biotechnology	0.2
Road & Rail	0.1
Health Care Equipment & Supplies	0.1
Leisure Products	0.1
Internet Software & Services	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.3%
FOREIGN BONDS
Argentina — 1.1%
Argentina Boden Bonds, Sr. Unsec’d. Notes	7.000%	10/03/15		335	$332,748

Brazil — 9.6%
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNB	6.000%	08/15/50	BRL	355	260,966
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/18	BRL	698	191,862
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/19	BRL	380	102,595
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/21	BRL	2,869	748,534
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/23	BRL	1,617	408,985
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/25	BRL	1,360	335,822
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF	10.000%	01/01/17	BRL	2,345	654,825
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	54	15,298
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	10.500%	11/23/15	BRL	300	85,866
Petrobras Global Finance BV, Gtd. Notes	6.125%	10/06/16		130	132,583

					2,937,336

Colombia — 5.4%
Colombia Government International Bond, Sr. Unsec’d. Notes	9.850%	06/28/27	COP	97,000	41,099
Colombian TES, Bonds, Ser. B	6.000%	04/28/28	COP	3,632,600	1,085,144
Colombian TES, Bonds, Ser. B	7.500%	08/26/26	COP	1,078,600	370,087
Colombian TES, Bonds, Ser. B	10.000%	07/24/24	COP	127,200	52,390
Pacific Rubiales Energy Corp., Gtd. Notes, RegS	5.375%	01/26/19		125	88,750

					1,637,470

Dominican Republic — 0.6%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040%	01/23/18		158	171,358

Hungary — 4.6%
Hungary Government Bond, Bonds, Ser. 19/A	6.500%	06/24/19	HUF	58,000	236,801
Hungary Government Bond, Bonds, Ser. 20/A	7.500%	11/12/20	HUF	53,990	235,561
Hungary Government Bond, Bonds, Ser. 23/A	6.000%	11/24/23	HUF	144,000	602,076
Hungary Government Bond, Bonds, Ser. 25/B	5.500%	06/24/25	HUF	14,180	57,939
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%	03/29/21		246	281,178

					1,413,555

Indonesia — 12.2%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	4,000,000	291,702
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	1,000,000	72,999
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%	06/15/32	IDR	1,700,000	119,072
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	3,800,000	246,498

Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	2,000,000	135,797
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	3,100,000	190,778
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	5,700,000	337,723
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%	02/15/44	IDR	2,700,000	194,129
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR68	8.375%	03/15/34	IDR	4,900,000	346,468
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR70	8.375%	03/15/24	IDR	9,200,000	669,895
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR71	9.000%	03/15/29	IDR	6,500,000	488,912
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	7.750%	01/20/20		100	114,880
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	8.000%	08/07/19		440	508,750

					3,717,603

Kazakhstan — 0.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		100	112,895

Lithuania — 1.0%
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		250	298,950

Luxembourg — 0.6%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.750%	05/22/20		200	194,500

Malaysia — 4.9%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0111	4.160%	07/15/21	MYR	265	70,212
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0114	4.181%	07/15/24	MYR	600	156,616
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0115	3.955%	09/15/25	MYR	2,760	713,857
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	4.127%	04/15/32	MYR	1,800	458,793
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	3.844%	04/15/33	MYR	360	87,692

					1,487,170

Mexico — 9.3%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450%	12/05/22	MXN	7,500	451,280
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	9.500%	06/15/18		200	219,000
Mexican Bonos, Bonds, Ser. M	7.750%	05/29/31	MXN	6,088	425,628
Mexican Bonos, Bonds, Ser. M	8.000%	06/11/20	MXN	450	31,074
Mexican Bonos, Bonds, Ser. M-10	8.500%	12/13/18	MXN	1,460	100,518
Mexican Bonos, Bonds, Ser. M-30	10.000%	11/20/36	MXN	5,040	433,883
Mexican Bonos, Sr. Unsec’d. Notes, Ser. M	5.000%	12/11/19	MXN	2,500	153,480
Mexican Bonos, Sr. Unsec’d. Notes, Ser. M	8.000%	12/07/23	MXN	1,000	70,236
Mexican Bonos, Sr. Unsec’d. Notes, Ser. M-10	7.250%	12/15/16	MXN	4,500	291,491
Petroleos Mexicanos, Gtd. Notes	3.500%	07/18/18		400	410,500
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	262,579

					2,849,669

Nigeria — 1.3%
Nigeria Government Bond, Bonds, Ser. 5YR	15.100%	04/27/17	NGN	35,370	178,181
Nigeria Government Bond, Bonds, Ser. 7	16.000%	06/29/19	NGN	25,215	130,822
Nigeria Government Bond, Bonds, Ser. 10YR	7.000%	10/23/19	NGN	21,000	80,110

					389,113

Peru — 2.1%
Peruvian Government International Bond, Bonds	6.950%	08/12/31	PEN	190	58,572
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	1,910	588,804

					647,376

Philippines — 0.8%
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	10,000	229,037

Poland — 4.9%
Poland Government Bond, Bonds, Ser. 0725	3.250%	07/25/25	PLN	5,455	1,485,624

Romania — 3.1%
Romania Government Bond, Bonds, Ser. 10Y	5.850%	04/26/23	RON	1,710	486,538
Romania Government Bond, Bonds, Ser. 10YR	6.750%	06/11/17	RON	1,720	466,836

					953,374

Russia — 9.3%
AHML Finance Ltd., Sr. Unsec’d. Notes, 144A	7.750%	02/13/18	RUB	12,250	178,620
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		110	122,654

Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	8.700%	03/17/16	RUB	23,500	371,642
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625%	02/17/17	RUB	10,400	158,442
Russian Federal Bond - OFZ, Bonds, Ser. 5081	6.200%	01/31/18	RUB	29,460	432,603
Russian Federal Bond - OFZ, Bonds, Ser. 6205	7.600%	04/14/21	RUB	1,000	14,198
Russian Federal Bond - OFZ, Bonds, Ser. 6206	7.400%	06/14/17	RUB	8,550	131,690
Russian Federal Bond - OFZ, Bonds, Ser. 6210	6.800%	12/11/19	RUB	14,100	198,928
Russian Federal Bond - OFZ, Bonds, Ser. 6212	7.050%	01/19/28	RUB	16,253	202,404
Russian Federal Bond - OFZ, Bonds, Ser. 6216	6.700%	05/15/19	RUB	4,400	62,719
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	11.000%	07/24/18		230	276,981
Russian Railways via RZD Capital PLC, Sr. Unsec’d. Notes, RegS	8.300%	04/02/19	RUB	30,200	431,219
VimpelCom Holdings BV, Gtd. Notes, 144A	9.000%	02/13/18	RUB	5,000	74,760
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224%	11/21/18		200	191,000

					2,847,860

South Africa — 9.9%
Eskom Holdings SOC Ltd., Govt. Gtd., Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	629,869
South Africa Government Bond, Bonds, Ser. R204	8.000%	12/21/18	ZAR	2,000	159,965
South Africa Government Bond, Bonds, Ser. R213	7.000%	02/28/31	ZAR	10,125	686,726
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R208	6.750%	03/31/21	ZAR	900	67,406
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R209	6.250%	03/31/36	ZAR	24,781	1,491,336

					3,035,302

South Korea — 0.3%
Export-Import Bank Of Korea, Sr. Unsec’d. Notes, MTN	0.500%	01/25/17	TRY	300	91,910

Thailand — 3.5%
Thailand Government Bond, Sr. Unsec’d. Notes	3.580%	12/17/27	THB	2,400	70,743
Thailand Government Bond, Sr. Unsec’d. Notes	3.625%	06/16/23	THB	4,337	130,559
Thailand Government Bond, Sr. Unsec’d. Notes	3.650%	12/17/21	THB	3,800	114,809
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	17,475
Thailand Government Bond, Sr. Unsec’d. Notes	3.850%	12/12/25	THB	2,300	71,092
Thailand Government Bond, Sr. Unsec’d. Notes	4.875%	06/22/29	THB	12,200	407,982
Thailand Government Bond, Sr. Unsec’d. Notes	5.670%	03/13/28	THB	5,000	177,436
Thailand Government Bond, Sr. Unsec’d. Notes - Inflation Linked, RegS	1.200%	07/14/21	THB	532	14,522
Thailand Government Bond, Unsec’d. Notes - Inflation Linked, RegS	1.250%	03/12/28	THB	3,063	77,678

					1,082,296

Turkey — 9.9%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	1,435	452,079
Turkey Government Bond, Bonds	8.200%	07/13/16	TRY	430	152,729
Turkey Government Bond, Bonds	8.300%	06/20/18	TRY	170	59,354
Turkey Government Bond, Bonds	8.500%	07/10/19	TRY	725	252,603
Turkey Government Bond, Bonds	8.500%	09/14/22	TRY	2,625	899,913
Turkey Government Bond, Bonds	8.800%	11/14/18	TRY	200	70,748
Turkey Government Bond, Bonds	8.800%	09/27/23	TRY	1,570	546,732
Turkey Government Bond, Bonds	9.000%	07/24/24	TRY	350	122,893
Turkey Government Bond, Bonds	9.500%	01/12/22	TRY	415	149,760
Turkey Government Bond, Bonds	10.500%	01/15/20	TRY	520	194,876
Turkey Government Bond, Bonds, Series 5Y	6.300%	02/14/18	TRY	350	117,147

					3,018,834

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%	12/15/28	UYU	269	8,610

Venezuela — 0.5%
Petroleos de Venezuela SA, Gtd. Notes, RegS	8.500%	11/02/17		165	112,447
Venezuela Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%	02/26/16		40	32,300

					144,747

TOTAL LONG-TERM INVESTMENTS (cost $37,061,839)					29,087,337

			Shares
SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $767,228)(a)				767,228	767,228

TOTAL INVESTMENTS — 97.8% (cost $37,829,067)(b)					29,854,565
Other assets in excess of liabilities(c) — 2.2%					665,001

NET ASSETS — 100.0%					$30,519,566

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
WIBOR	Warsaw Interbank Offered Rate
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu

RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$40,219,032

Appreciation	88,334
Depreciation	(10,452,801)

Net Unrealized Depreciation	$(10,364,467)

The book basis may differ from tax basis due to certain tax-related adjustments.

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 08/10/2015	Citigroup Global Markets	BRL	717	$220,950	$208,746	$(12,204)
Expiring 09/03/2015	Citigroup Global Markets	BRL	435	126,067	125,381	(686)
Chilean Peso,
Expiring 08/07/2015	Barclays Capital Group	CLP	56,866	89,736	84,286	(5,450)
Expiring 08/07/2015	Citigroup Global Markets	CLP	80,616	130,342	119,490	(10,852)
Colombian Peso,
Expiring 08/14/2015	Barclays Capital Group	COP	205,547	71,763	71,331	(432)
Expiring 08/14/2015	Barclays Capital Group	COP	416,742	165,472	144,621	(20,851)
Expiring 08/14/2015	Barclays Capital Group	COP	425,226	171,600	147,565	(24,035)
Expiring 08/14/2015	Citigroup Global Markets	COP	165,382	63,440	57,392	(6,048)
Expiring 08/14/2015	Citigroup Global Markets	COP	1,528,105	627,623	530,295	(97,328)
Expiring 08/14/2015	JPMorgan Chase	COP	82,670	32,631	28,689	(3,942)
Euro,
Expiring 10/28/2015	Citigroup Global Markets	EUR	30	32,902	32,992	90
Expiring 10/28/2015	Citigroup Global Markets	EUR	145	159,970	159,459	(511)
Expiring 10/28/2015	Citigroup Global Markets	EUR	281	307,487	309,043	1,556
Expiring 10/28/2015	Citigroup Global Markets	EUR	454	502,409	499,271	(3,138)
Hungarian Forint,
Expiring 10/22/2015	Barclays Capital Group	HUF	30,852	110,693	110,163	(530)

Expiring 10/22/2015	JPMorgan Chase	HUF	150,414	527,002	537,076	10,074
Indian Rupee,
Expiring 08/11/2015	UBS AG	INR	4,884	75,497	76,013	516
Expiring 10/09/2015	UBS AG	INR	11,383	176,860	175,117	(1,743)
Indonesia Rupiah,
Expiring 10/08/2015	Citigroup Global Markets	IDR	253,628	18,449	18,483	34
Israeli New Shekel,
Expiring 10/20/2015	Citigroup Global Markets	ILS	1,209	315,548	320,620	5,072
Japanese Yen,
Expiring 10/28/2015	Barclays Capital Group	JPY	9,895	80,000	79,945	(55)
Expiring 10/28/2015	Barclays Capital Group	JPY	19,554	157,839	157,980	141
Expiring 10/28/2015	Citigroup Global Markets	JPY	26,351	211,999	212,887	888
Malaysian Ringgit,
Expiring 08/18/2015	Barclays Capital Group	MYR	51	13,649	13,425	(224)
Expiring 08/18/2015	Barclays Capital Group	MYR	2,247	619,903	586,756	(33,147)
Expiring 08/18/2015	Citigroup Global Markets	MYR	180	47,580	46,970	(610)
Expiring 08/18/2015	Citigroup Global Markets	MYR	2,282	628,898	595,647	(33,251)
Expiring 08/18/2015	Citigroup Global Markets	MYR	2,282	626,687	595,647	(31,040)
Expiring 08/18/2015	JPMorgan Chase	MYR	249	64,840	65,072	232
Mexican Peso,
Expiring 10/22/2015	Barclays Capital Group	MXN	545	33,824	33,613	(211)
Expiring 10/22/2015	Citigroup Global Markets	MXN	26,947	1,674,092	1,661,540	(12,552)
Peruvian Nuevo Sol,
Expiring 09/10/2015	Citigroup Global Markets	PEN	32	9,934	9,910	(24)
Philippine Peso,
Expiring 08/11/2015	Citigroup Global Markets	PHP	933	20,506	20,392	(114)
Expiring 08/11/2015	Citigroup Global Markets	PHP	6,672	148,951	145,776	(3,175)
Expiring 08/11/2015	JPMorgan Chase	PHP	1,812	40,847	39,584	(1,263)
Polish Zloty,
Expiring 10/23/2015	Citigroup Global Markets	PLN	305	81,602	80,714	(888)
Expiring 10/23/2015	Citigroup Global Markets	PLN	8,061	2,122,315	2,131,608	9,293
Russian Ruble,
Expiring 08/10/2015	Barclays Capital Group	RUB	2,140	38,021	34,612	(3,409)
Expiring 08/10/2015	Barclays Capital Group	RUB	2,330	41,236	37,688	(3,548)
Expiring 08/10/2015	Barclays Capital Group	RUB	4,809	85,868	77,792	(8,076)
Expiring 08/10/2015	Barclays Capital Group	RUB	8,780	159,090	142,035	(17,055)
South African Rand,
Expiring 10/20/2015	Barclays Capital Group	ZAR	315	24,598	24,507	(91)
Expiring 10/20/2015	Barclays Capital Group	ZAR	3,150	244,281	245,439	1,158
Expiring 10/23/2015	Deutsche Bank AG	ZAR	370	29,003	28,810	(193)
Thai Baht,
Expiring 10/22/2015	Barclays Capital Group	THB	3,789	107,618	107,220	(398)

Turkish Lira,
Expiring 10/26/2015	Barclays Capital Group	TRY	157	55,346	55,086	(260)
Expiring 10/26/2015	Citigroup Global Markets	TRY	47	16,766	16,547	(219)

				$11,311,734	$11,003,235	$(308,499)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 08/10/2015	Barclays Capital Group	BRL	267	$80,000	$77,692	$2,308
Expiring 08/10/2015	Barclays Capital Group	BRL	261	76,577	75,954	623
Expiring 08/10/2015	Barclays Capital Group	BRL	255	78,894	74,174	4,720
Expiring 08/10/2015	Barclays Capital Group	BRL	251	77,944	73,020	4,924
Expiring 08/10/2015	Barclays Capital Group	BRL	89	27,290	25,768	1,522
Expiring 08/10/2015	Barclays Capital Group	BRL	76	23,420	22,087	1,333
Expiring 08/10/2015	BNP Paribas	BRL	521	157,643	151,720	5,923
Expiring 08/10/2015	BNP Paribas	BRL	248	76,953	72,248	4,705
Expiring 08/10/2015	Citigroup Global Markets	BRL	497	155,277	144,496	10,781
Expiring 08/10/2015	Citigroup Global Markets	BRL	110	33,225	32,003	1,222
Expiring 08/10/2015	Goldman Sachs & Co.	BRL	236	73,147	68,611	4,536
Expiring 08/10/2015	Toronto Dominion Bank	BRL	250	78,621	72,830	5,791
Expiring 09/02/2015	Barclays Capital Group	BRL	262	75,930	75,662	268
Expiring 09/03/2015	Credit Suisse First Boston Corp.	BRL	260	76,239	74,978	1,261
Chilean Peso,
Expiring 08/07/2015	Barclays Capital Group	CLP	221,762	359,129	328,696	30,433
Expiring 08/07/2015	Citigroup Global Markets	CLP	101,351	156,105	150,223	5,882
Expiring 08/07/2015	Citigroup Global Markets	CLP	50,958	77,799	75,530	2,269
Expiring 08/07/2015	Credit Suisse First Boston Corp.	CLP	50,891	78,480	75,430	3,050
Expiring 09/03/2015	Credit Suisse First Boston Corp.	CLP	48,319	71,776	71,427	349
Colombian Peso,
Expiring 08/14/2015	Barclays Capital Group	COP	389,903	152,285	135,307	16,978
Expiring 08/14/2015	Barclays Capital Group	COP	205,539	79,759	71,328	8,431
Expiring 08/14/2015	Barclays Capital Group	COP	185,685	72,321	64,438	7,883
Expiring 08/14/2015	Citigroup Global Markets	COP	132,001	46,122	45,808	314
Expiring 08/14/2015	Credit Suisse First Boston Corp.	COP	471,603	186,000	163,659	22,341
Expiring 08/14/2015	Credit Suisse First Boston Corp.	COP	413,099	160,411	143,357	17,054
Expiring 08/14/2015	Credit Suisse First Boston Corp.	COP	202,443	78,987	70,254	8,733
Expiring 08/14/2015	Credit Suisse First Boston Corp.	COP	85,715	31,001	29,746	1,255
Expiring 08/14/2015	JPMorgan Chase	COP	216,474	84,527	75,122	9,405
Euro,
Expiring 10/28/2015	Citigroup Global Markets	EUR	990	1,088,076	1,088,534	(458)

Expiring 10/28/2015	Citigroup Global Markets	EUR	756	822,190	831,385	(9,195)
Expiring 10/28/2015	Citigroup Global Markets	EUR	518	565,444	569,893	(4,449)
Expiring 10/28/2015	Citigroup Global Markets	EUR	454	504,616	499,271	5,345
Expiring 10/28/2015	Citigroup Global Markets	EUR	280	308,817	307,956	861
Expiring 10/28/2015	Citigroup Global Markets	EUR	145	159,055	158,951	104
Expiring 10/28/2015	Citigroup Global Markets	EUR	140	155,585	153,960	1,625
Expiring 10/28/2015	Deutsche Bank AG	EUR	289	314,910	317,769	(2,859)
Indonesia Rupiah,
Expiring 10/08/2015	Credit Suisse First Boston Corp.	IDR	2,299,357	169,070	167,563	1,507
Israeli New Shekel,
Expiring 10/20/2015	BNP Paribas	ILS	1,209	316,836	320,620	(3,784)
Expiring 10/20/2015	JPMorgan Chase	ILS	609	160,000	161,451	(1,451)
Japanese Yen,
Expiring 10/28/2015	Citigroup Global Markets	JPY	26,208	212,000	211,736	264
Expiring 10/28/2015	Credit Suisse First Boston Corp.	JPY	39,457	318,954	318,773	181
Malaysian Ringgit,
Expiring 08/18/2015	Barclays Capital Group	MYR	72	19,442	18,709	733
Expiring 08/18/2015	Citigroup Global Markets	MYR	303	79,028	79,218	(190)
Expiring 08/18/2015	Citigroup Global Markets	MYR	295	76,870	76,920	(50)
Expiring 08/18/2015	UBS AG	MYR	597	166,400	155,873	10,527
Mexican Peso,
Expiring 10/22/2015	Citigroup Global Markets	MXN	3,549	222,000	218,830	3,170
Expiring 10/28/2015	Citigroup Global Markets	MXN	755	46,000	46,530	(530)
New Taiwanese Dollar,
Expiring 10/26/2015	UBS AG	TWD	23,996	768,295	760,870	7,425
Nigerian Naira,
Expiring 09/03/2015	BNP Paribas	NGN	24,122	120,008	119,959	49
Peruvian Nuevo Sol,
Expiring 09/10/2015	Barclays Capital Group	PEN	520	162,373	161,904	469
Expiring 12/02/2015	Barclays Capital Group	PEN	419	129,000	129,091	(91)
Expiring 12/02/2015	Barclays Capital Group	PEN	288	88,527	88,557	(30)
Philippine Peso,
Expiring 08/11/2015	Citigroup Global Markets	PHP	7,060	154,285	154,267	18
Expiring 08/11/2015	Credit Suisse First Boston Corp.	PHP	6,331	138,992	138,338	654
Polish Zloty,
Expiring 10/23/2015	Barclays Capital Group	PLN	417	110,693	110,177	516
Romanian Leu,
Expiring 10/23/2015	Barclays Capital Group	RON	186	46,687	46,256	431

Expiring 10/23/2015	Citigroup Global Markets	RON	186	45,930	46,234	(304)
Russian Ruble,
Expiring 08/10/2015	Barclays Capital Group	RUB	29,805	539,835	482,155	57,680
Expiring 08/10/2015	Barclays Capital Group	RUB	17,472	319,000	282,634	36,366
Expiring 08/10/2015	Barclays Capital Group	RUB	8,476	153,891	137,119	16,772
Expiring 08/10/2015	Barclays Capital Group	RUB	6,580	107,618	106,448	1,170
Expiring 08/10/2015	Barclays Capital Group	RUB	4,335	72,005	70,121	1,884
Expiring 08/10/2015	Barclays Capital Group	RUB	2,857	50,000	46,209	3,791
Singapore Dollar,
Expiring 10/26/2015	Credit Suisse First Boston Corp.	SGD	216	157,979	157,266	713
South African Rand,
Expiring 10/23/2015	Barclays Capital Group	ZAR	14,077	1,119,557	1,096,068	23,489
Expiring 10/23/2015	Citigroup Global Markets	ZAR	1,079	86,000	84,043	1,957
Expiring 10/23/2015	JPMorgan Chase	ZAR	1,295	102,500	100,801	1,699
Swiss Franc,
Expiring 10/28/2015	Barclays Capital Group	CHF	23	24,196	23,716	480
Expiring 10/28/2015	Credit Suisse First Boston Corp.	CHF	128	134,105	133,397	708
Thai Baht,
Expiring 10/22/2015	Citigroup Global Markets	THB	6,785	195,373	192,000	3,373
Turkish Lira,
Expiring 10/26/2015	Barclays Capital Group	TRY	697	250,455	245,394	5,061

				$13,508,459	$13,158,534	349,925

						$41,426

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Cross currency exchange contract outstanding at July 31, 2015:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation(1)	Counterparty
Expiring 10/23/2015	Buy	EUR 135	PLN 558	$841	Deutsche Bank AG

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Interest rate swap agreements outstanding at July 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
PLN	1,000	02/26/20	1.830%	6 Month WIBOR(1)	$(4,191)	$—	$(4,191)	Barclays Capital Group
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	10,550	—	10,550	Barclays Capital Group

					$6,359	$—	$6,359

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation(2)
Exchange-traded swap agreements:
MXN	20,400	06/04/25	6.470%	28 Day Mexican Interbank Rate(1)	$(371)	$22,603	$22,974

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open credit default swap contracts at July 31, 2015.

(1)	The Series pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$332,748	$—
Brazil	—	2,937,336	—
Colombia	—	1,637,470	—
Dominican Republic	—	171,358	—
Hungary	—	1,413,555	—
Indonesia	—	3,717,603	—
Kazakhstan	—	112,895	—
Lithuania	—	298,950	—
Luxembourg	—	194,500	—
Malaysia	—	1,487,170	—
Mexico	—	2,849,669	—
Nigeria	—	389,113	—
Peru	—	647,376	—
Philippines	—	229,037	—
Poland	—	1,485,624	—
Romania	—	953,374	—
Russia	—	2,847,860	—
South Africa	—	3,035,302	—
South Korea	—	91,910	—
Thailand	—	1,082,296	—
Turkey	—	3,018,834	—
Uruguay	—	8,610	—
Venezuela	—	144,747	—
Affiliated Money Market Mutual Fund	767,228	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	41,426	—
Cross Currency Exchange Contract	—	841	—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	6,359	—
Exchange-traded swap agreement	—	22,974	—

Total	$767,228	$29,158,937	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 were as follows:

Foreign Government Obligations	79.5%
Foreign Agencies	11.8
Foreign Corporations	4.0
Affiliated Money Market Mutual Fund	2.5

97.8
Other assets in excess of liabilities	2.2

100.0%

Prudential Jennison Emerging Markets Equity Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 83.2%
Argentina — 3.4%
MercadoLibre, Inc.	2,701	$352,994

Brazil — 3.4%
Cielo SA	12,759	162,806
Raia Drogasil SA	14,719	186,613

		349,419

China — 39.2%
58.Com, Inc., ADR*	2,642	156,908
Alibaba Group Holding Ltd., ADR*	5,617	440,036
Baidu, Inc., ADR*	1,172	202,358
CGN Power Co. Ltd. (Class H Stock), 144A(a)	9,128	4,012
CGN Power Co. Ltd. (Class H Stock)	446,097	196,071
China Biologic Products, Inc.*	2,397	293,297
China Machinery Engineering Corp. (Class H Stock)	176,000	133,544
Ctrip.com International Ltd., ADR*	4,737	339,074
JD.com, Inc., ADR*	12,991	429,093
Jumei International Holding Ltd., ADR*	7,424	138,903
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	48,390	278,463
Tencent Holdings Ltd.	35,447	660,400
Vipshop Holdings Ltd., ADR*	19,430	378,691
WuXi PharmaTech Cayman, Inc., ADR*	4,942	205,093
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	26,900	182,368

		4,038,311

Hong Kong — 2.0%
Guotai Junan International Holdings Ltd.	605,220	210,517

India — 2.3%
Axis Bank Ltd., GDR, RegS	5,108	231,648

Indonesia — 4.5%
Kalbe Farma Tbk PT	1,132,869	146,002
Matahari Department Store Tbk PT	117,046	151,120
Tower Bersama Infrastructure Tbk PT*	269,172	166,690

		463,812

Malaysia — 1.8%
IHH Healthcare Bhd	118,829	186,821

Mexico — 6.9%
Alsea SAB de CV	47,074	152,477
Corporacion Inmobiliaria Vesta SAB de CV	108,130	181,866
Grupo Aeroportuario Del Centro Norte SAB de CV*	37,157	206,304
Infraestructura Energetica Nova SAB de CV*	34,180	166,313

		706,960

Philippines — 4.9%
Ayala Land, Inc.	213,910	174,796
Universal Robina Corp.	79,713	333,586

		508,382

South Africa — 3.0%
Aspen Pharmacare Holdings Ltd.*	5,276	154,496
Mr Price Group Ltd.	7,856	156,450

		310,946

South Korea — 5.9%
Amorepacific Corp.	851	300,010
Medy-Tox, Inc.	671	304,596

		604,606

Taiwan — 1.9%
Hermes Microvision, Inc.	4,000	199,492

Thailand — 2.8%
Bangkok Dusit Medical Services PCL	272,797	155,478
Minor International PCL	162,641	134,976

		290,454

Turkey — 1.2%
Ulker Biskuvi Sanayi A/S	21,890	121,650

TOTAL COMMON STOCKS (cost $8,698,420)		8,576,012

	Units
PARTICIPATORY NOTES — 15.8%
India
Ashok Leyland Ltd., expiring 10/29/15 144A(a)	205,513	270,350
Asian Paints Ltd., expiring 05/31/18 144A(a)	14,070	193,637
Barthi Infratel Ltd., expiring 01/25/24 144A*(a)	30,989	216,613
Eicher Motors Ltd., expiring 08/27/18 144A*(a)	885	263,748
Emami Ltd., expiring 05/21/20 144A*(a)	9,429	192,791
Indiabulls Housing Finance Ltd., expiring 12/12/18 144A(a)	22,651	260,826
Maruti Suzuki India Ltd., expiring 12/21/15 144A(a)	3,441	232,887

TOTAL PARTICIPATORY NOTES (cost $1,210,469)		1,630,852

WARRANTS*
Thailand
Minor International PCL, expiring 11/03/17 (cost $0)	7,392	650

TOTAL LONG-TERM INVESTMENTS (cost $9,908,889)		10,207,514

	Shares
SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $277,829)(b)	277,829	277,829

TOTAL INVESTMENTS — 101.7% (cost $10,186,718)(c)		10,485,343
Liabilities in excess of other assets — (1.7)%		(174,080)

NET ASSETS — 100.0%		$10,311,263

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.
(a)	Indicates a security or securities that has been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$10,186,718

Appreciation	1,074,151
Depreciation	(775,526)

Net Unrealized Appreciation	$298,625

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$352,994	$—	$—
Brazil	349,419	—	—
China	2,583,453	1,454,858	—
Hong Kong	—	210,517	—
India	231,648	—	—
Indonesia	—	463,812	—
Malaysia	—	186,821	—
Mexico	706,960	—	—
Philippines	—	508,382	—
South Africa	—	310,946	—
South Korea	—	604,606	—
Taiwan	—	199,492	—
Thailand	134,976	155,478	—
Turkey	121,650	—	—
Participatory Notes
India	—	1,630,852	—
Warrants
Thailand	650	—	—
Affiliated Money Market Mutual Fund	277,829	—	—

Total	$4,759,579	$5,725,764	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2015 was as follows:

Internet Software & Services	17.6%
Internet & Catalog Retail	12.5
Biotechnology	5.8
Machinery	5.1
Personal Products	4.8
Food Products	4.4
Wireless Telecommunication Services	3.7
Real Estate Management & Development	3.5
Health Care Providers & Services	3.3

Pharmaceuticals	2.9
Hotels, Restaurants & Leisure	2.8
Insurance	2.7
Affiliated Money Market Mutual Fund	2.7
Thrifts & Mortgage Finance	2.5
Automobiles	2.3
Banks	2.3
Capital Markets	2.0
Transportation Infrastructure	2.0
Life Sciences Tools & Services	2.0
Independent Power & Renewable Electricity Producers	1.9
Semiconductors & Semiconductor Equipment	1.9
Chemicals	1.9
Food & Staples Retailing	1.8
Electrical Equipment	1.8
Gas Utilities	1.6
IT Services	1.6
Specialty Retail	1.5
Multiline Retail	1.5
Construction & Engineering	1.3

101.7
Liabilities in excess of other assets	(1.7)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Australia — 7.2%
APA Group	214,183	$1,417,160
APA Group, 144A	35,256	233,274
Spotless Group Holdings Ltd.*	746,595	1,065,629
Spotless Group Holdings Ltd., 144A*	89,870	128,273
Sydney Airport	301,248	1,233,523
Transurban Group	227,052	1,652,587
Transurban Group, 144A	10,169	74,015

		5,804,461

Canada — 2.3%
Canadian Pacific Railway Ltd.	7,089	1,141,200
Enbridge, Inc.	16,785	731,154

		1,872,354

China — 4.1%
Beijing Enterprises Water Group Ltd.*	1,333,388	995,303
China Longyuan Power Group Corp. Ltd. (Class H Stock)	1,019,680	1,166,915
China Merchants Holdings International Co. Ltd.	315,615	1,153,698

		3,315,916

France — 5.6%
Eiffage SA	14,380	864,849
Groupe Eurotunnel SE	170,903	2,455,335
Veolia Environnement SA	52,334	1,168,936

		4,489,120

Hong Kong — 1.2%
HKBN Ltd.*	782,749	841,079
HKBN Ltd., 144A*	145,329	156,159

		997,238

Italy — 7.2%
Atlantia SpA	93,559	2,498,413
Enel SpA	326,870	1,535,944
Infrastrutture Wireless Italiane Spa*	128,419	616,610
Infrastrutture Wireless Italiane Spa, 144A*	54,971	263,946
Telecom Italia SpA*	700,022	927,603

		5,842,516

Japan — 2.0%
East Japan Railway Co.	16,550	1,632,614

Mexico — 5.6%
Grupo Aeroportuario Del Pacifico SAB de CV (Class B Stock)*	209,327	1,651,880
Infraestructura Energetica Nova SAB de CV*	345,610	1,681,665
Promotora y Operadora de Infraestructura SAB de CV*	104,301	1,196,395

		4,529,940

Spain — 9.2%
Abengoa Yield PLC	48,482	1,230,473
Cellnex Telecom SAU*	59,477	985,688
Cellnex Telecom SAU, 144A*	19,217	318,475
Endesa SA	21,093	443,124
Endesa SA, 144A	20,805	437,074
Ferrovial SA	124,507	3,027,931
Saeta Yield SA	13,436	136,228
Saeta Yield SA, 144A	89,235	904,757

		7,483,750

Switzerland — 1.2%
Flughafen Zuerich AG	1,180	968,580

United Kingdom — 1.9%
Liberty Global PLC (Class C Stock)*	30,593	1,503,340
Liberty Global PLC LiLAC (Class C Stock)*	1	28

		1,503,368

United States — 50.3%
American Tower Corp., REIT	18,275	1,738,135
American Water Works Co., Inc.	19,922	1,034,151
Cheniere Energy Partners LP Holdings LLC	48,071	1,050,832
Columbia Pipeline Group, Inc.	70,856	2,067,578
Columbia Pipeline Partners LP, MLP	38,376	899,533
Crown Castle International Corp., REIT	17,716	1,451,118
CyrusOne, Inc., REIT	43,949	1,350,992
Dominion Midstream Partners LP, MLP	22,144	777,697
Dominion Resources, Inc.	13,351	957,267
Dynegy, Inc.*	52,191	1,359,576
Edison International	19,420	1,165,394
Energy Transfer Equity LP, MLP	48,802	1,467,964
EQT GP Holdings LP, MLP	47,464	1,547,801
Exelon Corp.	35,750	1,147,218
Expeditors International of Washington, Inc.	17,357	813,523
InfraREIT, Inc., REIT	16,133	540,939
Kinder Morgan, Inc.	24,355	843,657
NextEra Energy Partners LP, MLP	26,291	938,063
NextEra Energy, Inc.	14,821	1,559,169
NiSource, Inc.	62,633	1,093,572
NRG Yield, Inc. (Class A Stock)	31,399	618,874
NRG Yield, Inc. (Class C Stock)	37,109	715,833
PG&E Corp.	38,393	2,016,016
Phillips 66 Partners LP, MLP	12,518	779,997
SBA Communications Corp. (Class A Stock)*	17,931	2,164,630
SemGroup Corp. (Class A Stock)	15,090	1,072,748
Sempra Energy	17,748	1,806,391
Shell Midstream Partners LP, MLP	39,588	1,680,906
Tallgrass Energy GP LP	32,834	987,647
Terraform Power, Inc. (Class A Stock)*	43,197	1,302,822
Time Warner Cable, Inc.	6,592	1,252,546
Union Pacific Corp.	7,279	710,358
Williams Cos., Inc. (The)	35,572	1,866,819

		40,779,766

TOTAL LONG-TERM INVESTMENTS (cost $77,684,627)		79,219,623

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,556,687)(a)	1,556,687	1,556,687

TOTAL INVESTMENTS — 99.7% (cost $79,241,314)(b)	80,776,310
Other assets in excess of liabilities — 0.3%	252,115

NET ASSETS — 100.0%	$81,028,425

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$79,361,518

Appreciation	4,311,778
Depreciation	(2,896,986)

Net Unrealized Appreciation	$1,414,792

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,804,461	$—
Canada	1,872,354	—	—
China	—	3,315,916	—
France	—	4,489,120	—
Hong Kong	997,238	—	—
Italy	880,556	4,961,960	—
Japan	—	1,632,614	—
Mexico	4,529,940	—	—
Spain	3,575,621	3,908,129	—
Switzerland	—	968,580	—
United Kingdom	1,503,368	—	—
United States	40,779,766	—	—
Affiliated Money Market Mutual Fund	1,556,687	—	—

Total	$55,695,530	$25,080,780	$—

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 10/31/14	$1,024,974
Accrued discount/premium	—
Realized gain (loss)	1,198,842
Change in unrealized appreciation (depreciation)	(140,895)
Purchases	—
Sales	(2,082,921)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/15	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 was as follows:

Oil, Gas & Consumable Fuels	19.4%
Transportation Infrastructure	14.3
Independent Power & Renewable Electricity Producers	10.5
Multi-Utilities	8.7
Electric Utilities	7.7
Construction & Engineering	6.3
Real Estate Investment Trusts (REITs)	6.3
Diversified Telecommunication Services	5.0
Road & Rail	4.3
Gas Utilities	4.2
Media	3.4
Wireless Telecommunication Services	2.7
Water Utilities	2.5
Affiliated Money Market Mutual Fund	1.9
Commercial Services & Supplies	1.5
Air Freight & Logistics	1.0

99.7
Other assets in excess of liabilities	0.3

100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Argentina — 1.7%
MercadoLibre, Inc.	18,005	$2,353,073

China — 10.5%
Alibaba Group Holding Ltd., ADR*	32,104	2,515,027
JD.com, Inc., ADR*	123,338	4,073,854
Tencent Holdings Ltd.	359,168	6,691,530
Vipshop Holdings Ltd., ADR*	75,849	1,478,297

		14,758,708

Denmark — 1.5%
Novo Nordisk A/S (Class B Stock)	35,726	2,108,423

France — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	12,943	2,421,103

Germany — 3.6%
Bayer AG	10,953	1,617,500
Continental AG	15,120	3,380,271

		4,997,771

Ireland — 2.6%
Shire PLC	41,207	3,663,135

Italy — 2.2%
Luxottica Group SpA	42,698	3,096,321

Japan — 7.4%
FANUC Corp.	14,577	2,431,246
Fuji Heavy Industries Ltd.	99,269	3,667,743
Murata Manufacturing Co. Ltd.	8,433	1,249,370
Sysmex Corp.	45,991	2,976,090

		10,324,449

Spain — 5.2%
Amadeus IT Holding SA (Class A Stock)	60,798	2,654,232
Inditex SA	135,278	4,638,414

		7,292,646

Taiwan — 1.0%
Hermes Microvision, Inc.	27,000	1,346,569

United Kingdom — 6.5%
ARM Holdings PLC	107,486	1,686,357
Ashtead Group PLC	92,751	1,422,294
Burberry Group PLC	49,156	1,233,638
Just Eat PLC*	191,727	1,304,077
Just Eat PLC, 144A*(a)	48,354	328,891
St. James’s Place PLC	203,907	3,111,167

		9,086,424

United States — 51.8%
Alexion Pharmaceuticals, Inc.*	4,337	856,297
Allergan PLC*	14,756	4,886,449
Apple, Inc.	40,741	4,941,883
Biogen Idec, Inc.*	7,867	2,507,842
BioMarin Pharmaceutical, Inc.*	26,502	3,876,448
Bristol-Myers Squibb Co.	53,702	3,524,999
Celgene Corp.*	20,982	2,753,888
Facebook, Inc. (Class A Stock)*	80,286	7,547,687

Gilead Sciences, Inc.	14,397	1,696,831
Google, Inc. (Class A Stock)*	5,905	3,882,538
Home Depot, Inc. (The)	33,723	3,946,603
Incyte Corp Ltd.*	36,451	3,801,110
LinkedIn Corp. (Class A Stock)*	9,557	1,942,556
MasterCard, Inc. (Class A Stock)	67,806	6,604,304
Netflix, Inc.*	19,768	2,259,680
NIKE, Inc. (Class B Stock)	37,196	4,285,723
Regeneron Pharmaceuticals, Inc.*	6,612	3,660,800
Starbucks Corp.	51,113	2,960,976
Tesla Motors, Inc.*	7,596	2,021,675
Under Armour, Inc. (Class A Stock)*	47,396	4,707,845

		72,666,134

TOTAL LONG-TERM INVESTMENTS (cost $114,154,820)		134,114,756

SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,124,670)(b)	7,124,670	7,124,670

TOTAL INVESTMENTS — 100.8% (cost $121,279,490)(c)		141,239,426
Liabilities in excess of other assets — (0.8)%		(1,089,683)

NET ASSETS — 100.0%		$140,149,743

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	Indicates a security or securities that has been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$121,402,277

Appreciation	20,727,292
Depreciation	(890,143)

Net Unrealized Appreciation	$19,837,149

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,353,073	$—	$—
China	8,067,178	6,691,530	—
Denmark	—	2,108,423	—
France	—	2,421,103	—
Germany	—	4,997,771	—
Ireland	—	3,663,135	—
Italy	—	3,096,321	—
Japan	—	10,324,449	—
Spain	—	7,292,646	—
Taiwan	—	1,346,569	—
United Kingdom	—	9,086,424	—
United States	72,666,134	—	—
Affiliated Money Market Mutual Fund	7,124,670	—	—

Total	$90,211,055	$51,028,371	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2015 were as follows:

Internet Software & Services	19.1%
Biotechnology	13.7
Pharmaceuticals	11.3
Textiles, Apparel & Luxury Goods	11.2
IT Services	6.6
Specialty Retail	6.1
Internet & Catalog Retail	5.5
Affiliated Money Market Mutual Fund	5.1
Automobiles	4.0
Technology Hardware, Storage & Peripherals	3.5
Auto Components	2.4
Insurance	2.2
Semiconductors & Semiconductor Equipment	2.2
Health Care Equipment & Supplies	2.1
Hotels, Restaurants & Leisure	2.1
Machinery	1.8
Trading Companies & Distributors	1.0
Electronic Equipment & Instruments	0.9

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 96.0%
Argentina — 1.6%
MercadoLibre, Inc.	6,747	$881,765

China — 11.7%
Alibaba Group Holding Ltd., ADR*	16,904	1,324,259
JD.com, Inc., ADR*	49,364	1,630,493
Tencent Holdings Ltd.	149,240	2,780,437
Vipshop Holdings Ltd., ADS*	33,015	643,462

		6,378,651

Denmark — 1.9%
Novo Nordisk A/S (Class B Stock)	17,339	1,023,287

France — 7.6%
Dassault Systemes SA	30,102	2,269,934
LVMH Moet Hennessy Louis Vuitton SE	5,012	937,539
Valeo SA	6,994	932,138

		4,139,611

Germany — 6.8%
Bayer AG	11,212	1,655,748
Continental AG	7,120	1,591,768
KUKA AG	5,071	433,947

		3,681,463

Indonesia — 0.5%
PT Tower Bersama Infrastructure Tbk*	340,795	211,043
PT Tower Bersama Infrastructure Tbk, 144A*(a)	72,770	45,065

		256,108

Ireland — 3.5%
Shire PLC	21,629	1,922,730

Italy — 5.6%
Anima Holding SpA	55,278	566,457
Anima Holding SpA, 144A(a)	8,700	89,153
Brembo SpA	16,348	737,737
Luxottica Group SpA	22,665	1,643,592

		3,036,939

Japan — 17.2%
FANUC Corp.	5,741	957,521
Fuji Heavy Industries Ltd.	40,614	1,500,587
Laox Co. Ltd.*	129,853	545,878
Minebea Co. Ltd.	48,232	754,278
Murata Manufacturing Co. Ltd.	5,286	783,134
Ono Pharmaceutical Co. Ltd.	9,665	1,164,420
Pigeon Corp.	54,838	1,667,443
Sysmex Corp.	21,924	1,418,708
Unicharm Corp.	23,223	557,527

		9,349,496

Mexico — 1.0%
Alsea SAB de CV	146,211	473,592
Alsea SAB de CV, 144A(a)	23,432	75,899

		549,491

Philippines — 1.5%
Universal Robina Corp.	200,424	838,743

South Africa — 3.3%
Aspen Pharmacare Holdings Ltd.	37,146	1,087,737
Aspen Pharmacare Holdings Ltd., 144A(a)	1,095	32,064
Mr. Price Group Ltd.	34,605	689,152

		1,808,953

South Korea — 1.5%
Amorepacific Corp.	2,337	823,883

Spain — 5.9%
Amadeus IT Holding SA (Class A Stock)	26,741	1,167,420
Inditex SA	59,108	2,026,696

		3,194,116

Sweden — 1.7%
Assa Abloy AB (Class B Stock)	46,215	938,388

Switzerland — 2.9%
Novartis AG	15,051	1,561,755

Taiwan — 2.0%
Largan Precision Co. Ltd.	11,000	1,117,574

United Kingdom — 14.4%
Aldermore Group PLC*	40,028	165,025
Aldermore Group PLC, 144A*(a)	32,490	133,948
ARM Holdings PLC	46,032	722,200
Ashtead Group PLC	58,743	900,798
AstraZeneca PLC	8,687	586,445
Burberry Group PLC	20,948	525,719
ITV PLC	262,683	1,149,439
Just Eat PLC*	125,217	851,693
Just Eat PLC, 144A*(a)	79,394	540,017
OneSavings Bank PLC	108,755	494,225
OneSavings Bank PLC, 144A(a)	30,999	140,872
St. James’s Place PLC	108,125	1,649,747

		7,860,128

United States — 5.4%
Allergan PLC*	5,297	1,754,102
Jazz Pharmaceuticals PLC*	6,330	1,216,879

		2,970,981

TOTAL COMMON STOCKS (cost $43,869,733)		52,334,062

	Units
WARRANTS* — 1.5%
India
CS Bharti Infratel Ltd., 144A*(a) (cost $806,524)	116,596	814,031

Value
TOTAL INVESTMENTS — 97.5% (cost $44,676,257)(c)	53,148,093
Other assets in excess of liabilities — 2.5%	1,344,731

NET ASSETS — 100.0%	$54,492,824

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Share

*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$44,686,456

Appreciation	9,000,801
Depreciation	(539,164)

Net Unrealized Appreciation	$8,461,637

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$881,765	$—	$—
China	3,598,214	2,780,437	—
Denmark	—	1,023,287	—
France	—	4,139,611	—
Germany	—	3,681,463	—
Indonesia	—	256,108	—
Ireland	—	1,922,730	—
Italy	737,737	2,299,202	—
Japan	545,878	8,803,618	—
Mexico	473,592	75,899	—
Philippines	—	838,743	—
South Africa	—	1,808,953	—
South Korea	—	823,883	—
Spain	—	3,194,116	—
Sweden	—	938,388	—
Switzerland	—	1,561,755	—

Taiwan	—	1,117,574	—
United Kingdom	659,250	7,200,878	—
United States	2,970,981	—	—
Warrants
India	—	814,031	—

Total	$9,867,417	$43,280,676	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 were as follows:

Pharmaceuticals	22.1%
Internet Software & Services	11.7
Auto Components	6.0
Specialty Retail	5.9
Textiles, Apparel & Luxury Goods	5.7
Internet & Catalog Retail	4.2
Software	4.2
Household Products	4.1
Machinery	4.0
Electronic Equipment, Instruments & Components	3.4
Insurance	3.0
Automobiles	2.8
Health Care Equipment & Supplies	2.6
IT Services	2.2
Media	2.1
Wireless Telecommunication Services	2.0
Building Products	1.7
Trading Companies & Distributors	1.6
Food Products	1.5
Personal Products	1.5
Semiconductors & Semiconductor Equipment	1.3
Capital Markets	1.2
Thrifts & Mortgage Finance	1.2
Hotels, Restaurants & Leisure	1.0
Banks	0.5

97.5
Other assets in excess of liabilities	2.5

100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Taxable Money Market Fund a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.